Average Annual Total Returns{- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-11 - Fidelity® International Discovery Fund	Fidelity International Discovery Fund-Class A Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class A Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class A Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 1 year	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 5 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 10 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity International Discovery Fund-Class M Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class M Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class M Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class C Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class C Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class C Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class I Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class I Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class I Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class Z Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class Z Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class Z Return Before Taxes Since Inception		Fidelity International Discovery Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	14.01%	8.08%	6.36%	13.19%	7.44%	5.98%	9.04%	6.35%	5.14%	16.46%	8.33%	6.35%	19.02%	8.53%	6.18%	21.37%	9.73%	7.35%	21.51%	9.88%	7.97%	[1]	Aug. 13, 2013	8.02%	7.67%	5.69%

[1]	(a)Since inception August 13, 2013.